SCHEDULE OF NET DEFERRED TAX ASSETS (Details) - USD ($)	Apr. 30, 2023	Apr. 30, 2022
Loss carryforwards	$ 3,049,000	$ 2,166,000
Stock options	8,454,000	8,259,000
Capital loss carryforward/Disposal	11,039,000
Related party accruals	1,001,000	799,000
Inventory reserve	133,000	100,000
Interest deferral	221,000	191,000
Start-up costs	81,000	84,000
Other	131,000	57,000
Valuation allowance	(24,109,000)	(11,656,000)
Net deferred tax assets
ISRAEL
Valuation allowance	(128,000)	(121,000)
Net deferred tax assets
Loss carryforwards	241,000	234,000
Start-up costs
Research and development costs	$ (113,000)	$ (113,000)